Regulatory Matters, Commitments, Contingencies And Environmental Liabilities (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended					12 Months Ended
	Jul. 07, 2011	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 12, 2012 AmeriGas [Member]	Dec. 31, 2012 FGT [Member]	Dec. 31, 2012 Related To Deductibles [Member]	Dec. 31, 2011 Related To Deductibles [Member]	Jan. 12, 2012 6.75% Senior Notes Due 2020 [Member] AmeriGas Finance LLC [Member]	Jan. 12, 2012 7.00% Senior Notes Due 2022 [Member] AmeriGas Finance LLC [Member]	Dec. 31, 2012 Jal 3 Facility [Member]	Dec. 31, 2012 Jal 4 Facility [Member]
Payments for Environmental Liabilities			$ 12,000,000
Aggregate principal amount										550,000,000	1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage										6.75%	7.00%
Proceeds from (Repayments of) Related Party Debt						1,500,000,000
Maximum lease expiration year			Dec. 31, 2056
Operating leases rent expense			59,700,000	29,000,000	24,000,000
Accrual for loss contingency								15,000,000	18,000,000
Total environmental liabilities		212,000,000	212,000,000	14,000,000
Legal Fees	19,000,000
Proceeds from Legal Settlements							83,000,000
Interest Awarded							8,000,000
Alleged Violations, Air Regulation, Cost												1,000,000	7,000,000
Operating Leases, Rent Expense, Contingent Rentals		$ 6,000,000